UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  April 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA GROWTH FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2006

[LOGO OF USAA]
    USAA(R)

                                USAA GROWTH Fund

                                                   [GRAPHIC OF USAA GROWTH FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                             MARKET
    NUMBER                                                                    VALUE
 OF SHARES      SECURITY                                                      (000)
-----------------------------------------------------------------------------------
                COMMON STOCKS (97.6%)

                AEROSPACE & DEFENSE (4.0%)
   125,338      General Dynamics Corp.                                     $  8,225
    61,193      Lockheed Martin Corp.                                         4,645
   125,550      Precision Castparts Corp.                                     7,907
   286,569      United Technologies Corp.                                    17,999
                                                                           --------
                                                                             38,776
                                                                           --------
                AGRICULTURAL PRODUCTS (0.1%)
    36,082      Archer-Daniels-Midland Co.                                    1,311
                                                                           --------
                AIR FREIGHT & LOGISTICS (1.2%)
   102,679      FedEx Corp.                                                  11,822
                                                                           --------
                APPAREL & ACCESSORIES & LUXURY GOODS (1.5%)
   438,864      Coach, Inc.*                                                 14,491
                                                                           --------
                APPAREL RETAIL (0.5%)
   137,250      Chico's FAS, Inc.*                                            5,087
                                                                           --------
                APPLICATION SOFTWARE (1.1%)
   278,950      Adobe Systems, Inc.*                                         10,935
                                                                           --------
                ASSET MANAGEMENT & CUSTODY BANKS (2.9%)
   106,950      Franklin Resources, Inc.                                      9,959
   154,025      Legg Mason, Inc.                                             18,249
                                                                           --------
                                                                             28,208
                                                                           --------
                BIOTECHNOLOGY (5.4%)
   177,816      Amylin Pharmaceuticals, Inc.(a)*                              7,744
   389,886      Genentech, Inc.*                                             31,078
    44,488      Genzyme Corp.*                                                2,721
   199,800      Gilead Sciences, Inc.*                                       11,488
                                                                           --------
                                                                             53,031
                                                                           --------
                BROADCASTING & CABLE TV (0.6%)
   174,412      Comcast Corp. "A"*                                            5,398
                                                                           --------
                CASINOS & GAMING (2.1%)
   100,353      Las Vegas Sands Corp.*                                        6,504
   193,424      MGM Mirage, Inc.*                                             8,684
    20,664      Station Casinos, Inc.                                         1,593
    42,898      Wynn Resorts Ltd.(a)*                                         3,265
                                                                           --------
                                                                             20,046
                                                                           --------
                COAL & CONSUMABLE FUELS (0.5%)
    67,518      Peabody Energy Corp.                                          4,312
                                                                           --------
                COMMUNICATIONS EQUIPMENT (9.2%)
 1,061,221      Cisco Systems, Inc.*                                         22,233
   627,225      Corning, Inc.*                                               17,330
   898,732      Motorola, Inc.                                               19,188
   605,913      QUALCOMM, Inc.                                               31,107
                                                                           --------
                                                                             89,858
                                                                           --------

2

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                             MARKET
    NUMBER                                                                    VALUE
 OF SHARES      SECURITY                                                      (000)
-----------------------------------------------------------------------------------
                COMPUTER & ELECTRONICS RETAIL (1.0%)
   178,850      Best Buy Co., Inc.                                         $ 10,134
                                                                           --------
                COMPUTER HARDWARE (3.5%)
   336,575      Apple Computer, Inc.*                                        23,691
   321,425      Hewlett-Packard Co.                                          10,437
                                                                           --------
                                                                             34,128
                                                                           --------
                COMPUTER STORAGE & PERIPHERALS (1.8%)
   290,650      Network Appliance, Inc.*                                     10,774
   111,950      SanDisk Corp.*                                                7,146
                                                                           --------
                                                                             17,920
                                                                           --------
                CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (4.0%)
   342,684      Caterpillar, Inc.                                            25,955
    44,940      Deere & Co.                                                   3,945
   133,175      Joy Global, Inc.                                              8,748
                                                                           --------
                                                                             38,648
                                                                           --------
                CONSUMER FINANCE (0.7%)
   124,182      SLM Corp.                                                     6,567
                                                                           --------
                DEPARTMENT STORES (0.9%)
   228,200      Nordstrom, Inc.                                               8,747
                                                                           --------
                DIVERSIFIED CAPITAL MARKETS (1.5%)
   126,884      UBS AG (Switzerland)                                         14,826
                                                                           --------
                DRUG RETAIL (0.3%)
    71,485      Walgreen Co.                                                  2,997
                                                                           --------
                ELECTRICAL COMPONENTS & EQUIPMENT (1.4%)
   165,100      Emerson Electric Co.                                         14,025
                                                                           --------
                FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    13,812      Monsanto Co.                                                  1,152
                                                                           --------
                FOOD RETAIL (1.1%)
   176,400      Whole Foods Market, Inc.                                     10,828
                                                                           --------
                GENERAL MERCHANDISE STORES (0.6%)
   104,855      Target Corp.                                                  5,568
                                                                           --------
                HEALTH CARE EQUIPMENT (0.7%)
   142,216      Medtronic, Inc.                                               7,128
                                                                           --------
                HEALTH CARE SERVICES (2.0%)
   142,675      DaVita, Inc.*                                                 8,027
   118,550      Express Scripts, Inc.*                                        9,263
    31,849      Quest Diagnostics, Inc.                                       1,775
                                                                           --------
                                                                             19,065
                                                                           --------
                HOME IMPROVEMENT RETAIL (4.6%)
   487,039      Home Depot, Inc.                                             19,448
   396,038      Lowe's Companies, Inc.                                       24,970
                                                                           --------
                                                                             44,418
                                                                           --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                             MARKET
    NUMBER                                                                    VALUE
 OF SHARES      SECURITY                                                      (000)
-----------------------------------------------------------------------------------
                HOMEBUILDING (1.2%)
    80,506      KB Home                                                    $  4,957
    95,405      Lennar Corp. "A"                                              5,240
    46,810      Toll Brothers, Inc.*                                          1,505
                                                                           --------
                                                                             11,702
                                                                           --------
                HOTELS, RESORTS, & CRUISE LINES (0.3%)
    59,065      Four Seasons Hotels, Inc. (Canada)                            3,191
                                                                           --------
                HOUSEHOLD PRODUCTS (1.5%)
   242,279      Procter & Gamble Co.                                         14,103
                                                                           --------
                HUMAN RESOURCE & EMPLOYMENT SERVICES (1.6%)
   264,550      Monster Worldwide, Inc.*                                     15,185
                                                                           --------
                INDUSTRIAL GASES (0.1%)
     8,819      Air Products & Chemicals, Inc.                                  604
                                                                           --------
                INTERNET SOFTWARE & SERVICES (2.6%)
   175,375      eBay, Inc.*                                                   6,035
    46,625      Google, Inc. "A"*                                            19,486
                                                                           --------
                                                                             25,521
                                                                           --------
                INVESTMENT BANKING & BROKERAGE (8.1%)
   179,750      E*TRADE Financial Corp.*                                      4,472
   210,696      Goldman Sachs Group, Inc.                                    33,772
   204,729      Lehman Brothers Holdings, Inc.                               30,945
   539,750      TD Ameritrade Holding Corp.                                  10,018
                                                                           --------
                                                                             79,207
                                                                           --------
                IT CONSULTING & OTHER SERVICES (0.7%)
   113,725      Cognizant Technology Solutions Corp. "A"*                     7,234
                                                                           --------
                LIFE & HEALTH INSURANCE (1.4%)
   175,175      Prudential Financial, Inc.                                   13,686
                                                                           --------
                MANAGED HEALTH CARE (2.8%)
   101,500      Humana, Inc.*                                                 4,586
   458,298      UnitedHealth Group, Inc.                                     22,796
                                                                           --------
                                                                             27,382
                                                                           --------
                MULTI-LINE INSURANCE (1.0%)
    56,418      Genworth Financial, Inc. "A"                                  1,873
    89,450      Hartford Financial Services Group, Inc.                       8,223
                                                                           --------
                                                                             10,096
                                                                           --------
                OIL & GAS EQUIPMENT & SERVICES (3.5%)
   229,966      Halliburton Co.                                              17,972
   116,975      National-Oilwell Varco, Inc.*                                 8,068
   113,330      Schlumberger Ltd.                                             7,835
                                                                           --------
                                                                             33,875
                                                                           --------
                OIL & GAS EXPLORATION & PRODUCTION (1.8%)
   120,125      EOG Resources, Inc.                                           8,436
    12,051      Hugoton Royalty Trust                                           333
   202,191      XTO Energy, Inc.                                              8,563
                                                                           --------
                                                                             17,332
                                                                           --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                             MARKET
    NUMBER                                                                    VALUE
 OF SHARES      SECURITY                                                      (000)
-----------------------------------------------------------------------------------
                OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    46,550      J.P. Morgan Chase & Co.                                    $  2,113
                                                                           --------
                PROPERTY & CASUALTY INSURANCE (0.4%)
    32,355      Progressive Corp.                                             3,512
                                                                           --------
                PUBLISHING (0.6%)
   109,050      McGraw-Hill Companies, Inc.                                   6,070
                                                                           --------
                RAILROADS (2.1%)
   153,019      Burlington Northern Santa Fe Corp.                           12,169
    92,093      Union Pacific Corp.                                           8,400
                                                                           --------
                                                                             20,569
                                                                           --------
                REAL ESTATE MANAGEMENT & DEVELOPMENT (1.8%)
   176,325      CB Richard Ellis Group, Inc. "A"*                            15,497
    41,775      St. Joe Co.                                                   2,346
                                                                           --------
                                                                             17,843
                                                                           --------
                RESTAURANTS (3.2%)
   630,364      Starbucks Corp.*                                             23,494
   147,134      Yum! Brands, Inc.                                             7,604
                                                                           --------
                                                                             31,098
                                                                           --------
                SEMICONDUCTORS (3.2%)
   346,275      Broadcom Corp. "A"*                                          14,235
   498,355      Texas Instruments, Inc.                                      17,298
                                                                           --------
                                                                             31,533
                                                                           --------
                SOFT DRINKS (1.6%)
   270,475      PepsiCo, Inc.                                                15,753
                                                                           --------
                SPECIALIZED FINANCE (3.0%)
    38,800      Chicago Mercantile Exchange Holdings, Inc.                   17,770
   178,050      Moody's Corp.                                                11,041
                                                                           --------
                                                                             28,811
                                                                           --------
                STEEL (1.1%)
   109,900      Allegheny Technologies, Inc.                                  7,621
    67,569      Companhia Vale do Rio Doce ADR (Brazil)                       3,481
                                                                           --------
                                                                             11,102
                                                                           --------
                WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   138,936      America Movil S.A. de C.V. ADR "L" (Mexico)                   5,128
                                                                           --------
                Total common stocks (cost: $805,597)                        952,076
                                                                           --------
                MONEY MARKET INSTRUMENTS (2.0%)

                MUTUAL FUNDS
19,551,990      SSgA Prime Money Market Fund, 4.63%(b)(cost: $19,552)        19,552
                                                                           --------

                SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
                FROM SECURITIES LOANED (0.8%)(f)

                MONEY MARKET FUNDS (0.1%)
   835,552      AIM Short-Term Investment Co. Liquid Assets Portfolio,
                   4.72%(b)                                                     835
     1,690      Merrill Lynch Premier Institutional Fund, 4.59%(b)                2
                                                                           --------
                                                                                837
                                                                           --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                   MARKET
    AMOUNT                                                                    VALUE
     (000)      SECURITY                                                      (000)
-----------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS (0.7%)(c)
    $3,000      Credit Suisse First Boston, LLC, 4.78%, acquired on
                   4/28/2006 and due 5/01/2006 at $3,000
                   (collateralized by $3,165 of Freddie Mac Discount
                   Notes(d), 5.08%(e), due 12/12/2006; market
                   value $3,063)                                           $  3,000
     3,500      Deutsche Bank Securities, Inc., 4.76%, acquired on
                   4/28/2006 and due 5/01/2006 at $3,500
                   (collateralized by $3,635 of Federal Home Loan
                   Bank Bonds(d), 4.25%, due 9/26/2008; market
                   value $3,571)                                              3,500
                                                                           --------
                                                                              6,500
                                                                           --------
                Total short-term investments purchased with cash
                   collateral from securities loaned (cost: $7,337)           7,337
                                                                           --------

                TOTAL INVESTMENTS (COST: $832,486)                         $978,965
                                                                           ========

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           to Portfolio of INVESTMENTS

USAA GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity  securities,   including  exchange-traded  funds  (ETFs),
                except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity  securities  trading in various  foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in  open-end investment  companies, other than ETFs, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements  are valued  at  cost, which  approximates market value.

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

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           to Portfolio of INVESTMENTS

USAA GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2006, were $158,070,000 and $11,591,000, respectively, resulting in net unrealized appreciation of $146,479,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $975,028,000 at April 30, 2006, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of April 30, 2006. The aggregate fair market value of the loaned portion of these securities as of April 30, 2006, was approximately $7,029,000.

         (b) Rate represents the money market fund annualized seven-day yield at April 30, 2006.

         (c) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S.
             government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (f) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the
             securities   when  due,  and  that  the  value  of  the  short-term
             investments will be less than the amount of cash collateral required to be returned to the borrower.

           * Non-income-producing security for the 12 months preceding April 30, 2006.

8

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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48488-0606                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 19, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 20, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.